Balance Sheets - USD ($)	Oct. 31, 2020	Jul. 31, 2020	Jul. 31, 2019
Current Assets
Cash
Total Current Assets
TOTAL ASSETS	0	0	0
Current Liabilities
Accounts payable	806	500	2,700
Due to related party	22,155	18,655
Total Current Liabilities	22,961	19,155	2,700
STOCKHOLDERS' EQUITY (DEFICIT)
Series A Preferred stock value	1	1
Common stock value	358,525	108,525	108,525
Additional paid-in capital	637,844	752,844	748,885
Accumulated deficit	(1,019,331)	(880,525)	(860,110)
Total Stockholders' Equity (Deficit)	(22,961)	(19,155)	(2,700)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 0	$ 0	$ 0